Group Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Africa Internet General Trading L L C [Member]
Principal Subsidiaries
% equity	100.00%	100.00%
Africa Internet Services SAS
Principal Subsidiaries
% equity	100.00%	100.00%
African Internet Services SA
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Algeria KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Cameroon KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Egypt KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Ivory Coast KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Kenya KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Morocco KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM Nigeria KG
Principal Subsidiaries
% equity	99.89%	99.89%
AIH GM Tanzania KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH GM UG KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH Subh. Nr. 10 KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH Subh. Nr. 11 KG
Principal Subsidiaries
% equity	100.00%	100.00%
AIH Subh. Nr. 8 KG
Principal Subsidiaries
% equity	100.00%	100.00%
Atol Internet Services Ltd. Mauritius
Principal Subsidiaries
% equity		100.00%
Atol Internet Services Limitada Mozambique
Principal Subsidiaries
% equity		100.00%
Atol Internet Serv. Rwanda
Principal Subsidiaries
% equity	100.00%	100.00%
Atol Internet Serv. Sarl Tunisia
Principal Subsidiaries
% equity	100.00%	100.00%
Atol Ivory Coast SARL
Principal Subsidiaries
% equity	100.00%	100.00%
Atol Services Congo Ltd
Principal Subsidiaries
% equity		100.00%
Atol Services Gabon SARL
Principal Subsidiaries
% equity	100.00%	100.00%
Atol Technology PLC
Principal Subsidiaries
% equity	100.00%	100.00%
Bambino 162. V V UG
Principal Subsidiaries
% equity	100.00%	100.00%
Digital Services XLV GP
Principal Subsidiaries
% equity		100.00%
EasyTaxi Egypt
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Internet Services Nigeria
Principal Subsidiaries
% equity	99.89%	99.89%
ECART Serv Algeria SARL
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Cameroon Ltd.
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Ghana Limited
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Ivory Coast SARL
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Kenya Limited
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Morocco Sarl
Principal Subsidiaries
% equity	100.00%	100.00%
ECART Serv Tanzania Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Hellopay Africa Integrated Services Limited
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E Services Algeria SARL
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E-Services Ghana Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E-Services Kenya Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E Services Senegal SARL
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E-Services S. Africa PTY
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E-Services Tunisia SUARL
Principal Subsidiaries
% equity	100.00%	100.00%
Jade E Services Uganda Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Jolali Global Resources Ltd.
Principal Subsidiaries
% equity	99.89%	99.89%
Jumia Egypt LLC
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Electronic Payment Services S.A.E
Principal Subsidiaries
% equity	100.00%
Jumia Eservices SARL
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia for Trading LLC
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Services F Z L L C [Member]
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Services GmbH [Member]
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Technology Services (Shenzhen) Co Ltd [Member]
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Technologies Spain SLU
Principal Subsidiaries
% equity	100.00%
Jumia Technologies Cote D'Ivoire SARLU
Principal Subsidiaries
% equity	100.00%
Jumia UG KG
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia USA LLC
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. 12te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. UG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. VV UG & Co. 132 KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. 23te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. 24te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. 5te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 193. 4te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 194. UG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel 194. 1te Verw. KG
Principal Subsidiaries
% equity	100.00%	100.00%
Juwel E-Services Tanzania Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Lendico SA
Principal Subsidiaries
% equity	100.00%	100.00%
Lipco Internet Services Zimbabwe Ltd
Principal Subsidiaries
% equity	100.00%	100.00%
Silveroak Internet Services Po
Principal Subsidiaries
% equity	100.00%	100.00%
Jumia Technologies SUARL
Principal Subsidiaries
% equity	100.00%
Vamido Global Resources Ltd
Principal Subsidiaries
% equity	99.89%	99.89%